Note 2 - Allowance For Loan Losses: Schedule of Loans and Financing Receivable (Tables)	9 Months Ended
Sep. 30, 2019
Tables/Schedules
Schedule of Loans and Financing Receivable

September 30, 2019	Principal Balance	% Portfolio	9 Months Net Charge Offs	% Net Charge Offs

Consumer Loans	$ 692,024,520	86.9%	$ 32,672,235	95.3%
Real Estate Loans	35,394,803	4.5	31,586.1
Sales Finance Contracts	68,542,529	8.6	1,580,899	4.6
Total	$ 795,961,852	100.0%	$ 34,284,720	100.0%

September 30, 2018	Principal Balance	% Portfolio	9 Months Net Charge Offs (Recoveries)	% Net Charge Offs

Consumer Loans	$ 591,483,591	88.4%	$ 25,432,686	96.4%
Real Estate Loans	29,914,177	4.5	14,646.1
Sales Finance Contracts	47,453,102	7.1	935,410	3.5
Total	$ 668,850,870	100.0%	$ 26,382,742	100.0%